Loan (Narrative) (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
Borrowings [abstract]
Amount of unsecured loan	$ 40,000
Description of loan forgiveness	The loan is interest free and is eligible for 25% forgiveness if $30,000 is fully repaid by December 31, 2022
Maturity description of unpaid loan	If not repaid in full by the maturity date, the loan will be converted into a loan at a fixed interest rate of 5% per annum with a maturity date of December 31, 2025